INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2021 and 2020 are as follows in thousands:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Stock-based compensation	$1,164	$1,164
Assets	5,736	6,227
Liability accruals	361	173
R&D Credit	4,792	4,760
Capital Loss	528	528
Deferred state tax	(2,246)	(2,086
Net operating loss carry forward	57,343	56,090
Total gross deferred tax assets	67,678	66,856
Less - valuation allowance	(67,678)	(66,856)
Net deferred tax assets	$-	$-